Summary of Hedging Instruments by Term to Maturity (Details) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 638,996	$ 592,440
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	492,270	466,659
Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	238,472	175,561
Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	253,798	291,098
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	8,067	6,653
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	14,664	13,637
Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	172	162
Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	144,485	123,988
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	51,497	53,029
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	47,618	31,731
Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	16,744	14,561
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	5,723	4,215
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,241	$ 1,793
Not later than one year [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	138,449
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	110,814
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 14,849
Average Fixed Interest Rate	3.9
Not later than one year [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 95,965
Average Fixed Interest Rate	4.05
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 1,396
Average foreign exchange rate	1.33
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 3,636
Average foreign exchange rate	1.65
Not later than one year [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 86
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	25,394
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 9,094
Average foreign exchange rate	1.31
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 8,120
Average foreign exchange rate	1.5
Not later than one year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 3,062
Not later than one year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	2,241
Later than one year and not later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	348,087
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	248,692
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 107,972
Average Fixed Interest Rate	3.31
Later than one year and not later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 140,720
Average Fixed Interest Rate	2.86
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 6,622
Average foreign exchange rate	1.3
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 10,240
Average foreign exchange rate	1.57
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 86
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	99,395
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 34,833
Average foreign exchange rate	1.31
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 29,527
Average foreign exchange rate	1.43
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 12,696
Later than one year and not later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 5,391
Average foreign exchange rate	1.65
Later than five years [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 152,460
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	132,764
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Pay fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 115,651
Average Fixed Interest Rate	2.22
Later than five years [member] | Interest rate risk [member] | Interest rate swap contract [member] | Receive fixed [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 17,113
Average Fixed Interest Rate	3.34
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 49
Average foreign exchange rate	1.34
Later than five years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 788
Average foreign exchange rate	1.55
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 19,696
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 7,570
Average foreign exchange rate	1.28
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 9,971
Average foreign exchange rate	1.42
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 986
Later than five years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 332
Average foreign exchange rate	1.71